General information, reorganization and basis of presentation - Disclosure of Interest in Subsidiaries and Variable Interest Entities (Details) - 12 months ended Dec. 31, 2021	HKD ($)	USD ($)	CNY (¥)
Genetron Health
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Beijing, PRC May 7, 2015
Registered capital			¥ 57,438,800
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Genetron Wuxi Biotech Co Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Wuxi, PRC October 14, 2020
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Shanghai Genetron Bio-Technology Co Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Shanghai, PRC July 8, 2015
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Genetron Health (Chongqing) Co., Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Chongqing, PRC March 1, 2016
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding and IVD products sales
Beijing Genentron Biotechnology Company Limited [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Beijing, PRC March 11, 2016
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Guangzhou Genetron Bio-Technology Co Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Guangzhou, PRC July 4, 2019
Registered capital			10,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Beijing Genetron Medical Laboratory Co Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Beijing, PRC November 5, 2015
Registered capital			12,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Shanghai Genetron Medical Laboratory Co Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Shanghai, PRC December 14, 2015
Registered capital			30,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Chongqing Genetron Medical Laboratory Co Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Chongqing, PRC August 11, 2016
Registered capital			20,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Guangzhou Genetron Medical Laboratory Co Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Guangzhou, PRC July 8, 2019
Registered capital			10,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Genetron Health Technologies Inc [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Delaware, United States of America April 28, 2015
Effective equity interest held	100.00%
Principal activities	Research services
Direct Ownership [Member] | Genetron HK [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Hong Kong, June 6, 2018
Registered capital | $	$ 10,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Direct Ownership [Member] | Genetron Health Inc [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Delaware, United States of America August 23, 2019
Registered capital | $		$ 1
Effective equity interest held	100.00%
Principal activities	Molecular diagnostic services
Indirect Ownership [Member] | Genetron Health Technologies Inc [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Registered capital | $		10,000,000
Indirect Ownership [Member] | Genentron TJ [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Tianjin, PRC March 8, 2019
Registered capital			1,000,000,000
Effective equity interest held	100.00%
Principal activities	Biotechnology development and technical services
Indirect Ownership [Member] | Shanghai Junran Bio Technology Co Ltd [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Shanghai, PRC July 1, 2019
Registered capital			¥ 500,000,000
Effective equity interest held	100.00%
Principal activities	Biotechnology development and technical services
Indirect Ownership [Member] | Genetron Wuxi Business Management Company Limited [Member]
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Wuxi, PRC December 3, 2020
Registered capital | $		$ 50,000,000
Effective equity interest held	90.00%
Principal activities	Investment holding